Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net loss	$ (11,317)	$ (5,127)	$ (27,331)	$ (23,233)	$ (31,823)	$ (23,067)
OTHER COMPREHENSIVE INCOME (LOSS):
Foreign currency translation adjustments	13	(19)	26	57	83	40
Other comprehensive income (loss)	13	(19)	26	57	83	40
COMPREHENSIVE LOSS	$ (11,304)	$ (5,146)	$ (27,305)	$ (23,176)	$ (31,740)	$ (23,027)